Reportable Segments - Results of Operations by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																			12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Total revenues	$ 229,225		$ 243,321		$ 237,762		$ 225,954		$ 167,135		$ 157,171		$ 165,200		$ 178,895		$ 176,495			$ 874,172		$ 677,761		$ 686,234
Operating gross margin:
Total operating gross margin	28,863		48,564	[1]	48,733	[1]	50,273	[1]	20,877	[1]	16,637	[1]	34,261	[1]	46,914	[1]	53,744	[1]		168,447	[1]	151,556	[1]	157,421
General and administrative expense	(8,964)	[2]							(12,845)	[2]										(68,025)	[2]	(46,257)	[2]	(31,567)	[2]
Impairments and other charges																			(170,000)	0		0		(170,000)
Provision for reduction in carrying value of certain assets																				(2,544)		0		(1,350)
Gain on disposition of assets, net	(129)								1,148											3,994		1,974		3,659
Total operating income (loss)	19,770		28,516		35,589		28,587		9,180		(8,297)		25,903		40,978		48,689			101,872		107,273		(41,837)
Interest expense	(12,039)								(10,006)											(47,820)		(33,542)		(22,594)
Interest income	32								59											2,450		153		256
Loss on extinguishment of debt	(29,673)								0											(5,218)		(2,130)		0
Changes in fair value of derivative positions																				53		55		(110)
Other	895								(165)											1,450		(832)		(1,127)
Income (loss) before income taxes	(21,015)								(932)											52,787		70,977		(65,412)
Long-lived assets:
Total long-lived assets	874,300		871,356	[3]							793,197	[3]								871,356	[3]	793,197	[3]
Africa and Middle East [Member]
Revenues:
Total revenues																				58,416		26,528		6,774
Operating gross margin:
Total operating gross margin																				(383)	[4]	(2,027)	[4]	(8,724)	[4]
Long-lived assets:
Total long-lived assets			110,336	[3]							25,032	[3]								110,336	[3]	25,032	[3]
Asia Pacific [Member]
Revenues:
Total revenues																				170,165		117,392		147,643
Operating gross margin:
Total operating gross margin																				21,995	[4]	16,550	[4]	23,528	[4]
Long-lived assets:
Total long-lived assets			44,606	[3]							18,688	[3]								44,606	[3]	18,688	[3]
CIS [Member]
Revenues:
Total revenues																				55,165		44,312		67,255
Operating gross margin:
Total operating gross margin																				11,888	[4]	(9,580)	[4]	8,709	[4]
Long-lived assets:
Total long-lived assets			55,722	[3]							110,848	[3]								55,722	[3]	110,848	[3]
Europe [Member]
Revenues:
Total revenues																				16,788		0		0
Operating gross margin:
Total operating gross margin																				274	[4]	0	[4]	0	[4]
Long-lived assets:
Total long-lived assets			82,473	[3]							0	[3]								82,473	[3]	0	[3]
Latin America [Member]
Revenues:
Total revenues																				120,261		103,540		96,810
Operating gross margin:
Total operating gross margin																				1,140	[4]	9,581	[4]	1,126	[4]
Long-lived assets:
Total long-lived assets			15,198	[3]							63,899	[3]								15,198	[3]	63,899	[3]
United States [Member]
Revenues:
Total revenues																				453,377		385,989		367,752
Operating gross margin:
Total operating gross margin																				133,533	[4]	137,032	[4]	132,782	[4]
Long-lived assets:
Total long-lived assets			$ 563,021	[3]							$ 574,730	[3]								$ 563,021	[3]	$ 574,730	[3]

[1]	As the Company modified its reporting segments to be consistent with recent organizational changes to improve our drilling organization, expenses related to our U.S. Barge Drilling segment were found to be incorrectly included in our general and administrative expense during the first through third quarters of the current year. These expenses have been appropriately reclassified to be included as part of the segment operating expenses, therefore our operating gross margin for each of the first three quarters will not agree to the respective 10-Q reports for the current year only.
[2]	General and administration expenses for field operations are included in operating expenses.
[3]	Long-lived assets primarily consist of property, plant and equipment, net and exclude assets held for sale, if any
[4]	Operating income is calculated as revenues less direct operating expenses, including depreciation and amortization expense.